SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Non-Operating Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of supplementary financial statement information [Abstract]
Issuance costs	$ 0	$ (784)	$ (417)
Changes in fair value of warrants	(1,936)	(5,142)	4,634
Other	106	225	(52)
Non-operating income, net	$ (1,830)	$ (5,701)	$ 4,165